Summary of Principal Accounting Policies (Details 7)	12 Months Ended
Dec. 31, 2012
Real estate consulting services | Minimum
Revenue recognition
Contract period	1 month
Real estate consulting services | Maximum
Revenue recognition
Contract period	12 months
Data integration services | Minimum | CRIC
Revenue recognition
Contract period	3 months
Data integration services | Maximum | CRIC
Revenue recognition
Contract period	12 months
Subscriptions | Minimum
Revenue recognition
Contract period	6 months
Subscriptions | Maximum
Revenue recognition
Contract period	12 months
Real estate advertising design services | Minimum
Revenue recognition
Contract period	3 months
Real estate advertising design services | Maximum
Revenue recognition
Contract period	12 months